UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

ATLANTA
CAPITAL

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report March 31, 2010

EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions
William O. Bell, IV, CFA
Co-Portfolio Manager
W. Matthew Hereford, CFA
Co-Portfolio Manager
Charles B. Reed, CFA
Co-Portfolio Manager
•	Domestic equities remained on an upward path during the six months ending March 31, 2010, recording their fourth consecutive quarter of gains. But the strong rally that began in March 2009 also started to slow some-what in early 2010. In fact, market momentum stalled in February, as concerns about sovereign debt in Greece and other European economies, along with some belt-tightening in China, pushed stock prices lower. By period end, however, equities were back on the rise, and the S&P 500 Index finished the six months up 11.75%[1].
•	The trends that helped equities stage their 2009 recovery continued to provide a favorable market backdrop. The battered U.S. economy showed signs of recovery from recession, and corporate earnings were strong, with expectations of acceleration. But these gains also came with volatility. In addition to debt fears from some overseas markets, equity investors grew anxious about an increasingly unsettled political environment at home, including a massive health-care reform initiative and proposed regulation of the financial services industry.
•	Value stocks generally outperformed growth stocks during the six-month period, particularly in the mid- and small-capitalization ranges. Mid-cap stocks led the market’s advance, although the small-, mid- and large-cap segments all posted solid returns.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Small- and mid-cap stocks rode high on the equity market’s recent rally, modestly outpacing their large-cap counterparts during the six months ending March 31, 2010. The Russell 2500 Index (the Index), an indicator of small- and mid-cap stock performance and the Fund’s primary benchmark, posted a solid return for the period, with double-digit results across all 10 of its market sectors. The best performing sector was consumer discretionary, followed by materials, health care and consumer staples.

•	Although the Fund[2] produced a double-digit return for the six-month period, it was unable to fully keep pace with the benchmark Index. The Fund also came up a bit short of the Russell 2000 Index, a proxy for small-cap stocks, and it underperformed the average return of the funds in its Lipper peer group as well. The Fund’s overweighted allocation to the strong- performing consumer discretionary sector helped its

Total Return Performance
9/30/09 – 3/31/10

Class A3	10.74%
Class C3	10.30	*
Class I3	10.87
Class R3	10.56
Russell 2500 Index[1]	14.76
Russell 2000 Index[1]	13.07
Lipper Mid-Cap Core Funds Average[1]	13.53

*	Performance is cumulative since share class inception on 10/1/09.
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, SMID-Cap Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class C shares. If the sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and adviser and sub-adviser of the Portfolio, the returns would be lower.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010
INVESTMENT UPDATE
performance relative to the Index, but security selection within that sector — especially among stocks in the media and hotel, restaurants and leisure industries — more than offset the positive allocation effect and was the biggest drag on relative performance. Security selection in the personal products industry also detracted. Management’s traditional focus on higher-quality stocks was negatively influenced by a general market trend toward lower-quality stock outperformance during the six-month period.

•	On the upside, security selection in the capital markets, energy equipment and services, and commercial banks industries contributed to the Fund’s performance versus the Index. A significantly underweighted allocation to energy and no exposure to utilities also helped, as the returns for both of these market sectors underperformed that of the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition
Top 10 Holdings1
By net assets

Markel Corp.	4.5%
Affiliated Managers Group, Inc.	3.9
O’Reilly Automotive, Inc.	3.5
Forest City Enterprises, Inc., Class A	3.5
SEI Investments Co.	3.3
Morningstar, Inc.	3.2
Blackbaud, Inc.	3.0
Henry Schein, Inc.	2.8
DENTSPLY International, Inc.	2.8
Aaron’s, Inc.	2.6

[1]	Top 10 Holdings represented 33.1% of the Portfolio’s net assets as of 3/31/10. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 3/31/10. Excludes cash equivalents.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I	Class R
Share Class Symbol	EAASX	ECAMX	EISMX	ERSMX

Average Annual Total Returns (at net asset value)
Six Months	10.74%	N.A.	10.87%	10.56%
One Year	52.72	N.A.	53.02	N.A.
Five Years	8.08	N.A.	8.34	N.A.
Life of Fund†	8.95	10.30%	7.73	20.61
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	4.39%	N.A.	10.87%	10.56%
One Year	44.00	N.A.	53.02	N.A.
Five Years	6.82	N.A.	8.34	N.A.
Life of Fund†	7.94	9.30%	7.73	20.61

†	Inception Dates: Class A: 11/28/03; Class C: 10/1/09; Class I: 4/30/02; Class R: 8/3/09.

[1]	Six-month returns are cumulative, and Life of Fund returns for Class C and Class R shares are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class C shares. If the sale charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C shares reflect a 1% CDSC for the first year. Class I and Class R shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and adviser and sub-adviser of the Portfolio, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I	Class R

Gross Expense Ratio	1.72%	2.47%	1.47%	1.97%
Net Expense Ratio	1.20	1.95	0.95	1.45

[2]	Source: Prospectus dated 2/1/10. Net expense ratio reflects a contractual expense reimbursement, which may be changed or terminated after January 31, 2011. Without this reimbursement, expenses would be higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 – March 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance-Atlanta Capital SMID-Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/09)	(3/31/10)	(10/1/09 – 3/31/10)

Actual
Class A	$1,000.00	$1,107.40	$6.30	**
Class C	$1,000.00	$1,103.00	$10.22	**
Class I	$1,000.00	$1,108.70	$4.99	**
Class R	$1,000.00	$1,105.60	$7.61	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.04	**
Class C	$1,000.00	$1,015.20	$9.80	**
Class I	$1,000.00	$1,020.20	$4.78	**
Class R	$1,000.00	$1,017.70	$7.29	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% for Class A shares, 1.95% for Class C shares, 0.95% for Class I shares and 1.45% for Class R shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2009. The Example reflects expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2010

Assets

Investment in SMID-Cap Portfolio, at value (identified cost, $299,387,938)	$359,549,576
Receivable for Fund shares sold	31,049,886
Receivable from affiliates	89,325

Total assets	$390,688,787

Liabilities

Payable for Fund shares redeemed	$857,536
Payable to affiliates:
Distribution and service fees	52,591
Accrued expenses	96,455

Total liabilities	$1,006,582

Net Assets	$389,682,205

Sources of Net Assets

Paid-in capital	$331,816,158
Accumulated net realized loss from Portfolio	(1,584,383)
Accumulated net investment loss	(711,208)
Net unrealized appreciation from Portfolio	60,161,638

Total	$389,682,205

Class A Shares

Net Assets	$192,012,624
Shares Outstanding	15,521,144
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.37
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.12

Class C Shares

Net Assets	$8,090,995
Shares Outstanding	656,491
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.32

Class I Shares

Net Assets	$189,574,774
Shares Outstanding	14,405,167
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.16

Class R Shares

Net Assets	$3,812
Shares Outstanding	309
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$12.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
March 31, 2010

Investment Income

Dividends allocated from Portfolio	$712,828
Expenses allocated from Portfolio	(1,225,056)

Total investment loss from Portfolio	$(512,228)

Expenses

Distribution and service fees
Class A	$177,158
Class C	14,464
Class R	6
Trustees’ fees and expenses	250
Custodian fee	14,755
Transfer and dividend disbursing agent fees	187,852
Legal and accounting services	7,912
Printing and postage	17,324
Registration fees	47,337
Miscellaneous	8,015

Total expenses	$475,073

Deduct —
Allocation of expenses to affiliates	$276,093

Total expense reductions	$276,093

Net expenses	$198,980

Net investment loss	$(711,208)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$806,162

Net realized gain	$806,162

Change in unrealized appreciation (depreciation) —
Investments	$31,949,247

Net change in unrealized appreciation (depreciation)	$31,949,247

Net realized and unrealized gain	$32,755,409

Net increase in net assets from operations	$32,044,201

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2010	Year Ended
in Net Assets	(Unaudited)	September 30, 2009

From operations —
Net investment loss	$(711,208)	$(298,902)
Net realized gain (loss) from investment transactions	806,162	(2,286,265)
Net change in unrealized appreciation (depreciation) from investments	31,949,247	27,787,615

Net increase in net assets from operations	$32,044,201	$25,202,448

Distributions to shareholders —
From net realized gain
Class A	$—	$(663,925)
Class I	—	(388,249)

Total distributions to shareholders	$—	$(1,052,174)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$96,233,841	$94,557,380
Class C	7,606,769	—
Class I	120,663,557	42,606,535
Class R	2,417	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	410,689
Class I	—	329,690
Cost of shares redeemed
Class A	(38,424,333)	(15,229,753)
Class C	(29,520)	—
Class I	(11,026,419)	(3,648,667)
Class R	—	—

Net increase in net assets from Fund share transactions	$175,026,312	$119,026,874

Net increase in net assets	$207,070,513	$143,177,148

Net Assets

At beginning of period	$182,611,692	$39,434,544

At end of period	$389,682,205	$182,611,692

Accumulated net investment loss included in net assets

At end of period	$(711,208)	$—

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$11.170		$10.930	$13.490	$12.480	$12.510	$10.810

Income (Loss) From Operations

Net investment loss(1)	$(0.037)		$(0.047)	$(0.031)	$(0.032)	$(0.063)	$(0.077)
Net realized and unrealized gain (loss)	1.237		0.545	(0.693)	1.983	0.924	1.903

Total income (loss) from operations	$1.200		$0.498	$(0.724)	$1.951	$0.861	$1.826

Less Distributions

From net realized gain	$—		$(0.258)	$(1.836)	$(0.941)	$(0.891)	$(0.126)

Total distributions	$—		$(0.258)	$(1.836)	$(0.941)	$(0.891)	$(0.126)

Net asset value — End of period	$12.370		$11.170	$10.930	$13.490	$12.480	$12.510

Total Return(2)	10.74	%(3)	5.50%	(6.72)%	16.42%	7.34%	16.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$192,013		$117,175	$23,589	$15,941	$7,073	$1,324
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.20	%(7)	1.20%	1.20%	1.21%	1.60%	1.60%
Net investment loss	(0.65	)%(7)	(0.49)%	(0.27)%	(0.25)%	(0.52)%	(0.66)%
Portfolio Turnover of the Portfolio	11	%(3)	33%	42%	84%	34%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.35%, 0.52%, 0.52%, 0.57%, 0.27% and 0.27% of average daily net assets for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended
	March 31, 2010
	(Unaudited)

Net asset value — Beginning of period	$11.170

Income (Loss) From Operations

Net investment loss(1)	$(0.079)
Net realized and unrealized gain	1.229

Total income from operations	$1.150

Net asset value — End of period	$12.320

Total Return(2)	10.30	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,091
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.95	%(7)
Net investment loss	(1.38	)%(7)
Portfolio Turnover of the Portfolio	11	%(3)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.35% of average daily net assets for the six months ended March 31, 2010). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$11.870		$11.570	$14.140	$13.010		$12.980	$11.180

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.024)		$(0.025)	$(0.002)	$0.000	(2)	$(0.032)	$(0.050)
Net realized and unrealized gain (loss)	1.314		0.583	(0.732)	2.071		0.953	1.976

Total income (loss) from operations	$1.290		$0.558	$(0.734)	$2.071		$0.921	$1.926

Less Distributions

From net realized gain	$—		$(0.258)	$(1.836)	$(0.941)		$(0.891)	$(0.126)

Total distributions	$—		$(0.258)	$(1.836)	$(0.941)		$(0.891)	$(0.126)

Net asset value — End of period	$13.160		$11.870	$11.570	$14.140		$13.010	$12.980

Total Return(3)	10.87	%(4)	5.72%	(6.46)%	16.69%		7.55%	17.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$189,575		$65,435	$15,846	$13,391		$11,857	$18,110
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.95	%(8)	0.95%	0.95%	0.96%		1.35%	1.35%
Net investment income (loss)	(0.39	)%(8)	(0.25)%	(0.01)%	0.00	%(9)	(0.25)%	(0.42)%
Portfolio Turnover of the Portfolio	11	%(4)	33%	42%	84%		34%	38%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.35%, 0.52%, 0.52%, 0.57%, 0.27% and 0.27% of average daily net assets for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than 0.005%.

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R
	Six Months Ended
	March 31, 2010		Period Ended
	(Unaudited)		September 30, 2009(1)

Net asset value — Beginning of period	$11.170		$10.240

Income (Loss) From Operations

Net investment loss(2)	$(0.051)		$(0.015)
Net realized and unrealized gain	1.231		0.945

Total income from operations	$1.180		$0.930

Net asset value — End of period	$12.350		$11.170

Total Return(3)	10.56	%(4)	9.08	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.45	%(8)	1.45	%(8)
Net investment loss	(0.88	)%(8)	(0.86	)%(8)
Portfolio Turnover of the Portfolio	11	%(4)	33	%(9)

(1)	For the period from the commencement of operations, August 3, 2009, to September 30, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.35% and 0.56% of average daily net assets for the six months ended March 31, 2010 and the period ended September 30, 2009, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended September 30, 2009.

See notes to financial statements

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.2% at March 31, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $191,560 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2017.

Additionally, at September 30, 2009, the Fund had a net capital loss of $82,317 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2010.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.20%, 1.95%, 0.95% and 1.45% annually of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 31, 2011. Pursuant to this agreement, EVM and Atlanta Capital were allocated $69,023 and $207,070, respectively, of the Fund’s operating expenses for the six months ended March 31, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2010, EVM earned $5,590 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $52,941 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2010. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2010 amounted to $177,158 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended March 31, 2010, the Fund paid or accrued to EVD $10,875 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At March 31, 2010, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $429,000.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2010, the Fund paid or accrued to EVD $3, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2010, amounted to $3,589 and $3 for Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2010, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6   Investment Transactions

For the six months ended March 31, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $148,690,307 and $2,477,127, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2010	Year Ended
Class A	(Unaudited)	September 30, 2009

Sales	8,424,351	10,063,211
Issued to shareholders electing to receive payments of distributions in Fund shares	—	51,465
Redemptions	(3,390,395)	(1,786,176)

Net increase	5,033,956	8,328,500

	Six Months Ended
	March 31, 2010
Class C	(Unaudited)(1)

Sales	659,117
Redemptions	(2,626)

Net increase	656,491

	Six Months Ended
	March 31, 2010	Year Ended
Class I	(Unaudited)	September 30, 2009

Sales	9,794,808	4,495,101
Issued to shareholders electing to receive payments of distributions in Fund shares	—	38,924
Redemptions	(901,815)	(391,764)

Net increase	8,892,993	4,142,261

	Six Months Ended
	March 31, 2010	Period Ended
Class R	(Unaudited)	September 30, 2009(2)

Sales	211	98

Net increase	211	98

(1)	Class C commenced operations on October 1, 2009.

(2)	Class R commenced operations on August 3, 2009.

SMID-Cap Portfolio as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value

Auto Components — 0.8%

BorgWarner, Inc.(1)	74,620	$2,848,992

		$2,848,992

Beverages — 1.0%

Constellation Brands, Inc., Class A(1)	225,970	$3,714,947

		$3,714,947

Capital Markets — 8.5%

Affiliated Managers Group, Inc.(1)	182,660	$14,430,140
Greenhill & Co., Inc.	55,430	4,550,249
SEI Investments Co.	548,880	12,058,893

		$31,039,282

Commercial Banks — 1.8%

City National Corp.	120,170	$6,485,575

		$6,485,575

Commercial Services & Supplies — 3.0%

Copart, Inc.(1)	205,370	$7,311,172
Stericycle, Inc.(1)	66,960	3,649,320

		$10,960,492

Construction & Engineering — 2.3%

Jacobs Engineering Group, Inc.(1)	185,200	$8,369,188

		$8,369,188

Containers & Packaging — 2.0%

AptarGroup, Inc.	186,280	$7,330,118

		$7,330,118

Distributors — 2.3%

LKQ Corp.(1)	414,020	$8,404,606

		$8,404,606

Diversified Consumer Services — 1.5%

Matthews International Corp., Class A	157,250	$5,582,375

		$5,582,375

Electrical Equipment — 2.6%

Acuity Brands, Inc.	65,840	$2,779,107
AMETEK, Inc.	158,720	6,580,531

		$9,359,638

Electronic Equipment, Instruments & Components — 4.1%

Dolby Laboratories, Inc., Class A(1)	31,040	$1,821,117
FLIR Systems, Inc.(1)	198,020	5,584,164
National Instruments Corp.	110,120	3,672,502
Rofin-Sinar Technologies, Inc.(1)	165,390	3,741,122

		$14,818,905

Energy Equipment & Services — 2.8%

FMC Technologies, Inc.(1)	73,440	$4,746,427
Oceaneering International, Inc.(1)	88,430	5,614,421

		$10,360,848

Health Care Equipment & Supplies — 4.8%

DENTSPLY International, Inc.	294,000	$10,245,900
Varian Medical Systems, Inc.(1)	132,890	7,352,804

		$17,598,704

Health Care Providers & Services — 3.8%

Henry Schein, Inc.(1)	174,120	$10,255,668
Universal Health Services, Inc., Class B	103,910	3,646,202

		$13,901,870

Hotels, Restaurants & Leisure — 1.0%

Sonic Corp.(1)	343,840	$3,799,432

		$3,799,432

Household Products — 1.5%

Church & Dwight Co., Inc.	82,190	$5,502,621

		$5,502,621

Industrial Conglomerates — 1.5%

Carlisle Cos., Inc.	143,800	$5,478,780

		$5,478,780

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Insurance — 7.0%

HCC Insurance Holdings, Inc.	330,610	$9,124,836
Markel Corp.(1)	44,487	16,667,499

		$25,792,335

Life Sciences Tools & Services — 4.3%

Bio-Rad Laboratories, Inc., Class A(1)	80,480	$8,331,290
Mettler-Toledo International, Inc.(1)	67,620	7,384,104

		$15,715,394

Machinery — 4.3%

Graco, Inc.	144,800	$4,633,600
IDEX Corp.	249,710	8,265,401
Valmont Industries, Inc.	33,250	2,754,097

		$15,653,098

Marine — 2.5%

Kirby Corp.(1)	243,250	$9,279,987

		$9,279,987

Media — 5.0%

John Wiley & Sons, Inc., Class A	149,960	$6,490,269
Morningstar, Inc.(1)	243,980	11,732,998

		$18,223,267

Personal Products — 1.7%

Alberto-Culver Co.	243,000	$6,354,450

		$6,354,450

Professional Services — 2.0%

Equifax, Inc.	102,210	$3,659,118
IHS, Inc.(1)	69,200	3,700,124

		$7,359,242

Real Estate Management & Development — 3.5%

Forest City Enterprises, Inc., Class A(1)	882,528	$12,717,228

		$12,717,228

Road & Rail — 2.3%

Landstar System, Inc.	199,380	$8,369,972

		$8,369,972

Software — 10.2%

ANSYS, Inc.(1)	189,300	$8,166,402
Blackbaud, Inc.	433,680	10,924,399
FactSet Research Systems, Inc.	75,730	5,556,310
Fair Isaac Corp.	289,140	7,326,808
Jack Henry & Associates, Inc.	227,600	5,476,056

		$37,449,975

Specialty Retail — 8.9%

Aaron’s, Inc.	280,830	$9,362,872
CarMax, Inc.(1)	260,310	6,538,987
O’Reilly Automotive, Inc.(1)	308,930	12,885,470
Sally Beauty Holdings, Inc.(1)	420,980	3,755,142

		$32,542,471

Textiles, Apparel & Luxury Goods — 1.3%

Columbia Sportswear Co.	88,470	$4,647,329

		$4,647,329

Total Common Stocks
(identified cost $297,764,168)		$359,661,121

Total Investments — 98.3%
(identified cost $297,764,168)		$359,661,121

Other Assets, Less Liabilities — 1.7%		$6,324,301

Net Assets — 100.0%		$365,985,422

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2010

Assets

Investments, at value (identified cost, $297,764,168)	$359,661,121
Cash	12,367,592
Dividends receivable	89,251
Receivable from affiliates	34,705

Total assets	$372,152,669

Liabilities

Payable for investments purchased	$5,833,520
Payable to affiliates:
Investment adviser fee	276,474
Accrued expenses	57,253

Total liabilities	$6,167,247

Net Assets applicable to investors’ interest in Portfolio	$365,985,422

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$304,088,469
Net unrealized appreciation	61,896,953

Total	$365,985,422

Statement of Operations

For the Six Months Ended
March 31, 2010

Investment Income

Dividends	$729,167

Total investment income	$729,167

Expenses

Investment adviser fee	$1,324,398
Trustees’ fees and expenses	4,717
Custodian fee	95,942
Legal and accounting services	13,076
Miscellaneous	3,950

Total expenses	$1,442,083

Deduct —
Reduction of custodian fee	$1,754
Allocation of expenses to affiliates	172,606
Waiver of investment adviser fee	14,331

Total expense reductions	$188,691

Net expenses	$1,253,392

Net investment loss	$(524,225)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$656,714

Net realized gain	$656,714

Change in unrealized appreciation (depreciation) —
Investments	$32,739,760

Net change in unrealized appreciation (depreciation)	$32,739,760

Net realized and unrealized gain	$33,396,474

Net increase in net assets from operations	$32,872,249

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2010	Year Ended
in Net Assets	(Unaudited)	September 30, 2009

From operations —
Net investment loss	$(524,225)	$(194,085)
Net realized gain (loss) from investment transactions	656,714	(2,722,362)
Net change in unrealized appreciation (depreciation) from investments	32,739,760	28,688,965

Net increase in net assets from operations	$32,872,249	$25,772,518

Capital transactions —
Contributions	$149,376,931	$132,037,054
Withdrawals	(3,171,357)	(15,284,642)

Net increase in net assets from capital transactions	$146,205,574	$116,752,412

Net increase in net assets	$179,077,823	$142,524,930

Net Assets

At beginning of period	$186,907,599	$44,382,669

At end of period	$365,985,422	$186,907,599

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.95	%(3)	0.96%	0.95%	0.96%	1.23%	1.25%
Net investment income (loss)	(0.40	)%(3)	(0.24)%	(0.01)%	0.01%	(0.13)%	(0.31)%
Portfolio Turnover	11	%(4)	33%	42%	84%	34%	38%

Total Return	10.87	%(4)	5.71%	(6.46)%	16.70%	7.67%	17.42%

Net assets, end of period (000’s omitted)	$365,985		$186,908	$44,383	$33,041	$22,524	$22,763

(1)	The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.14%, 0.18%, 0.22%, 0.27%, less than 0.01% and 0.01% of average daily net assets for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

SMID-Cap Portfolio as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2010, Eaton Vance-Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 98.2% and 0.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at

SMID-Cap Portfolio as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2010, the investment adviser fee was 1.00% (annualized) of the Portfolio’s average daily net assets and amounted to $1,324,398. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2010, BMR waived $14,331 of its investment adviser fee. Atlanta Capital, in turn, waived $14,331 of its sub-advisory fee. In addition, pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $43,151 and $129,455, respectively, of the Portfolio’s operating expenses for the six months ended March 31, 2010.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $170,909,873 and $28,463,736, respectively, for the six months ended March 31, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$300,222,235

Gross unrealized appreciation	$59,579,572
Gross unrealized depreciation	(140,686)

Net unrealized appreciation	$59,438,886

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2010.

SMID-Cap Portfolio as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$359,661,121	$—	$—	$359,661,121

Total Investments	$359,661,121	$—	$—	$359,661,121

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of SMID-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance-Atlanta Capital SMID-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s and the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital SMID-Cap Fund

OFFICERS AND TRUSTEES

Eaton Vance-Atlanta Capital SMID-Cap Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

SMID-Cap Portfolio

Officers
Duncan W. Richardson
President

William O. Bell, IV
Vice President

Thomas E. Faust Jr.
Trustee and Vice President

W. Matthew Hereford
Vice President

Charles B. Reed
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital SMID-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital SMID-Cap Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1452-5/10	ASCSRC

ATLANTA CAPITAL

NEW YORK STOCK EXCHANGE COMPOSITE

Semiannual Report March 31, 2010

EATON VANCE-ATLANTA CAPITAL FOCUSED GROWTH FUND

Semi annual Report March 31 , 2010 EATON VANCE- ATLANTA CAPITAL FOCUSED GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

INVESTMENT UPDATE
Economic and Market Conditions
Richard B. England, CFA
Co-Portfolio Manager
Paul J. Marshall, CFA
Co-Portfolio Manager
•	Domestic equities remained on an upward path during the six months ending March 31, 2010, recording their fourth consecutive quarter of gains. But the strong rally that began in March 2009 also started to slow somewhat in early 2010. In fact, market momentum stalled in February, as concerns about sovereign debt in Greece and other European economies, along with some belt-tightening in China, pushed stock prices lower. By period end, however, equities were back on the rise, and the S&P 500 Index finished the six months up 11.75%.[1]
•	The trends that helped equities stage their 2009 recovery continued to provide a favorable market backdrop. The battered U.S. economy showed signs of recovery from recession, and corporate earnings were strong, with expectations of acceleration. But these gains also came with volatility. In addition to debt fears from some overseas markets, equity investors grew anxious about an increasingly unsettled political environment at home, including a massive healthcare reform initiative and proposed regulation of the financial services industry.
•	Value stocks generally outperformed growth stocks during the six-month period, particularly in the mid-and small-capitalization ranges. Mid-cap stocks led the market’s advance, although the small-, mid-and large-cap segments all posted solid returns.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	The equity rally lifted stocks of all capitalization ranges during the six months ending March 31, 2010, although larger-cap issues tended to trail slightly behind their smaller-cap counterparts. Nine of the 10 market sectors in the Russell 1000 Growth Index (the Index), a bellwether for the large - cap growth segment of the U.S. stock universe, achieved positive results for the six-month period, with far and away the strongest returns in the Index coming from the industrials and consumer discretionary sectors. The telecommunication services and information technology sectors also posted results that eclipsed the Index’s overall return for the six months. By contrast, the weakest-performing sectors in the Index were utilities, which posted a negative return for the period, along with energy and materials, which both managed single-digit results.
•	The Fund[2] produced a positive return for the six months ending March 31, 2010, but came up somewhat short of the Index, its primary benchmark. The Fund also trailed the six-month returns of the S&P 500 Index and the Lipper peer group. Its lagging result versus the benchmark Index was mainly due to security selection, particularly the

Total Return Performance
9/30/09 – 3/31/10

Class A3	9.21%
Class I3	9.39
Russell 1000 Growth Index[1]	12.96
S&P 500 Index[1]	11.75
Lipper Large-Cap Core Funds Average[1]	10.80
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Focused Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge was deducted, the returns would be lower. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

1

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

INVESTMENT UPDATE
poor performance of some of its holdings in the consumer discretionary sector. Individual holdings within the financials, information technology and materials sectors also dragged on the Fund’s performance versus the Index. A substantial underweighting in the industrials sector detracted as well.
•	On the upside, the Fund’s relative performance was helped by its being underexposed to consumer staples as well as by favorable stock selection in that sector. An overweighting in health care also helped boost the Fund’s relative results, as did the overall performance of its holdings in that sector.
•	On November 6, 2009, the shareholders of the Fund and its corresponding Portfolio approved changes in the Fund’s and the Portfolio’s diversification status from diversified to non-diversified. Subsequently, on November 16, 2009, the Fund’s name was changed from Eaton Vance-Atlanta Capital Large-Cap Growth Fund to Eaton Vance-Atlanta Capital Focused Growth Fund, reflecting the Fund’s adoption of an investment policy to invest in the common stocks of approximately 20 to 35 companies. The previous requirement for the Fund to invest 80% of its net assets in large-cap stocks also was eliminated, and the Fund now invests primarily in companies that have market capitalizations ranking among the top 1,000 U.S. companies. Accordingly, the Fund’s primary benchmark was changed to the Russell 1000 Growth Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
Portfolio Composition
Top 10 Holdings1

By net assets

Apple, Inc.	9.1%
CVS Caremark Corp.	7.4
Hewlett-Packard Co.	7.1
QUALCOMM, Inc.	6.6
Teva Pharmaceutical Industries, Ltd. ADR	6.3
Wells Fargo & Co.	4.9
Stryker Corp.	4.8
Google, Inc., Class A	4.8
Gilead Sciences, Inc.	3.9
Schlumberger, Ltd.	3.9

[1]	Top 10 Holdings represented 58.8% of the Portfolio’s net assets as of 3/31/10. Excludes cash equivalents.
Sector Weightings2

By net assets

[2]	As a percentage of the Portfolio’s net assets as of 3/31/10. Excludes cash equivalents.

2

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

FUND PERFORMANCE

Performance[1]	Class A	Class I
Share Class Symbol	EAALX	EILGX

Average Annual Total Returns (at net asset value)
Six Months	9.21%	9.39%
One Year	47.06	47.70
Five Years	2.47	2.74
Life of Fund†	3.22	2.25
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	2.88%	9.39%
One Year	38.56	47.70
Five Years	1.26	2.74
Life of Fund†	2.26	2.25

†	Inception Dates – Class A: 11/28/03; Class I: 4/30/02

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge was deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class I

Gross Expense Ratio	1.75%	1.50%
Net Expense Ratio	1.25	1.00

[2]	Source: Prospectus dated 2/1/10. Net expense ratio reflects a contractual expense reimbursement which may be changed or terminated after January 31, 2011. Without this reimbursement, expenses would be higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 – March 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance-Atlanta Capital Focused Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/09)	(3/31/10)	(10/1/09 – 3/31/10)

Actual
Class A	$1,000.00	$1,092.10	$6.52**
Class I	$1,000.00	$1,093.90	$5.22**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.29**
Class I	$1,000.00	$1,019.90	$5.04**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares and 1.00% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 ( to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2009. The Example reflects expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2010

Assets

Investment in Focused Growth Portfolio, at value (identified cost, $17,355,329)	$20,113,201
Receivable for Fund shares sold	3,521
Receivable from affiliates	17,175

Total assets	$20,133,897

Liabilities

Payable to affiliates:
Distribution and service fees	$1,944
Accrued expenses	17,620

Total liabilities	$19,564

Net Assets	$20,114,333

Sources of Net Assets

Paid-in capital	$17,979,858
Accumulated net realized loss from Portfolio	(633,261)
Accumulated undistributed net investment income	9,864
Net unrealized appreciation from Portfolio	2,757,872

Total	$20,114,333

Class A Shares

Net Assets	$9,374,848
Shares Outstanding	982,625
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.54
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.12

Class I Shares

Net Assets	$10,739,485
Shares Outstanding	1,193,834
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2010

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $1,011)	$129,550
Expenses allocated from Portfolio	(103,663)

Total investment income from Portfolio	$25,887

Expenses

Distribution and service fees Class A	$10,824
Trustees’ fees and expenses	250
Custodian fee	4,218
Transfer and dividend disbursing agent fees	12,466
Legal and accounting services	11,071
Printing and postage	7,796
Registration fees	18,736
Miscellaneous	4,817

Total expenses	$70,178

Deduct —
Allocation of expenses to affiliates	$54,830

Total expense reductions	$54,830

Net expenses	$15,348

Net investment income	$10,539

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$2,102,262 (1)

Net realized gain	$2,102,262

Change in unrealized appreciation (depreciation) —
Investments	$(183,479)

Net change in unrealized appreciation (depreciation)	$(183,479)

Net realized and unrealized gain	$1,918,783

Net increase in net assets from operations	$1,929,322

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See notes to financial statements

5

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2010	Year Ended
in Net Assets	(Unaudited)	September 30, 2009

From operations —
Net investment income	$10,539	$139,366
Net realized gain (loss) from investment transactions	2,102,262 (1)	(2,716,355)
Net change in unrealized appreciation (depreciation) from investments	(183,479)	2,423,582

Net increase (decrease) in net assets from operations	$1,929,322	$(153,407)

Distributions to shareholders —
From net investment income
Class A	$(43,827)	$—
Class I	(91,173)	(43,277)
From net realized gain
Class A	—	(454,196)
Class I	—	(839,710)

Total distributions to shareholders	$(135,000)	$(1,337,183)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,174,860	$2,167,529
Class I	2,118,682	7,406,304
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	41,771	433,523
Class I	69,643	632,895
Cost of shares redeemed
Class A	(1,035,587)	(2,224,760)
Class I	(10,249,877)	(4,027,673)

Net increase (decrease) in net assets from Fund share transactions	$(7,880,508)	$4,387,818

Net increase (decrease) in net assets	$(6,086,186)	$2,897,228

Net Assets

At beginning of period	$26,200,519	$23,303,291

At end of period	$20,114,333	$26,200,519

Accumulated undistributed net investment income included in net assets

At end of period	$9,864	$134,325

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See notes to financial statements

6

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.780		$9.730	$12.760	$11.510	$11.220	$10.320

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.003	)(8)	$0.038	$0.007	$0.006	$0.016	$0.044
Net realized and unrealized gain (loss)	0.809		(0.487)	(2.011)	1.960	0.526	0.908

Total income (loss) from operations	$0.806		$(0.449)	$(2.004)	$1.966	$0.542	$0.952

Less Distributions

From net investment income	$(0.046)		$—	$(0.002)	$(0.012)	$—	$(0.027)
From net realized gain	—		(0.501)	(1.024)	(0.704)	(0.252)	(0.025)

Total distributions	$(0.046)		$(0.501)	$(1.026)	$(0.716)	$(0.252)	$(0.052)

Net asset value — End of period	$9.540		$8.780	$9.730	$12.760	$11.510	$11.220

Total Return(2)	9.21	%(3)	(2.89)%	(17.21)%	17.79%	4.87%	9.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,375		$8,451	$8,903	$12,285	$13,150	$2,429
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.25	%(7)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.06	)%(7)(8)	0.52%	0.06%	0.05%	0.14%	0.40%
Portfolio Turnover of the Portfolio	73	%(3)	49%	50%	37%	46%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.52%, 0.50%, 0.19%, 0.14%, 0.17% and 0.07% of average daily net assets for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.23)%.

See notes to financial statements

7

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.290		$9.240	$12.170	$11.010	$10.750	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.009	(8)	$0.053	$0.034	$0.035	$0.034	$0.064
Net realized and unrealized gain (loss)	0.767		(0.476)	(1.902)	1.870	0.511	0.862

Total income (loss) from operations	$0.776		$(0.423)	$(1.868)	$1.905	$0.545	$0.926

Less Distributions

From net investment income	$(0.066)		$(0.026)	$(0.038)	$(0.041)	$(0.033)	$(0.051)
From net realized gain	—		(0.501)	(1.024)	(0.704)	(0.252)	(0.025)

Total distributions	$(0.066)		$(0.527)	$(1.062)	$(0.745)	$(0.285)	$(0.076)

Net asset value — End of period	$9.000		$8.290	$9.240	$12.170	$11.010	$10.750

Total Return(2)	9.39	%(3)	(2.64)%	(16.97)%	18.09%	5.12%	9.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,739		$17,750	$14,400	$14,150	$13,383	$28,637
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.00	%(7)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.21	%(7)(8)	0.76%	0.31%	0.31%	0.32%	0.61%
Portfolio Turnover of the Portfolio	73	%(3)	49%	50%	37%	46%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.52%, 0.50%, 0.19%, 0.14%, 0.17% and 0.07% of average daily net assets for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.05%.

See notes to financial statements

8

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance-Atlanta Capital Focused Growth Fund (formerly, Eaton Vance-Atlanta Capital Large-Cap Growth Fund) (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Focused Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $620,574 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2017.

Additionally, at September 30, 2009, the Fund had a net capital loss of $2,052,277 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2010.

As of March 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s

9

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.25% and 1.00% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after January 31, 2011. Pursuant to this agreement, EVM and Atlanta Capital were allocated $21,088 and $33,742, respectively, of the Fund’s operating expenses for the six months ended March 31, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2010, EVM earned $179 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $661 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2010. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2010 amounted to $10,824 for Class A shares.

5   Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended March 31, 2010, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

10

Eaton Vance-Atlanta Capital Focused Growth Fund as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

6   Investment Transactions

For the six months ended March 31, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,633,579 and $10,768,383, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $2,805,109.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2010	Year Ended
Class A	(Unaudited)	September 30, 2009

Sales	130,190	288,994
Issued to shareholders electing to receive payments of distributions in Fund shares	4,585	65,985
Redemptions	(114,842)	(307,330)

Net increase	19,933	47,649

	Six Months Ended
	March 31, 2010	Year Ended
Class I	(Unaudited)	September 30, 2009

Sales	248,513	1,075,375
Issued to shareholders electing to receive payments of distributions in Fund shares	8,117	102,410
Redemptions	(1,204,872)	(594,734)

Net increase (decrease)	(948,242)	583,051

At March 31, 2010, an EVM retirement plan owned 24% of the value of the outstanding shares of the Fund.

8   Name Change

Effective November 16, 2009, the name of the Eaton Vance-Atlanta Capital Focused Growth Fund was changed from Eaton Vance-Atlanta Capital Large-Cap Growth Fund.

11

Focused Growth Portfolio as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value

Biotechnology — 3.9%

Gilead Sciences, Inc.(1)	17,150	$779,982

		$779,982

Capital Markets — 7.7%

Charles Schwab Corp. (The)	28,900	$540,141
Goldman Sachs Group, Inc.	2,842	484,931
Morgan Stanley	17,918	524,818

		$1,549,890

Chemicals — 2.9%

Monsanto Co.	8,250	$589,215

		$589,215

Commercial Banks — 4.9%

Wells Fargo & Co.	31,800	$989,616

		$989,616

Communications Equipment — 9.5%

Cisco Systems, Inc.(1)	22,091	$575,029
QUALCOMM, Inc.	31,655	1,329,193

		$1,904,222

Computers & Peripherals — 16.2%

Apple, Inc.(1)	7,833	$1,840,207
Hewlett-Packard Co.	26,721	1,420,221

		$3,260,428

Energy Equipment & Services — 7.2%

National-Oilwell Varco, Inc.	16,474	$668,515
Schlumberger, Ltd.	12,248	777,258

		$1,445,773

Food & Staples Retailing — 7.5%

CVS Caremark Corp.	41,058	$1,501,080

		$1,501,080

Health Care Equipment & Supplies — 10.3%

DENTSPLY International, Inc.	10,800	$376,380
St. Jude Medical, Inc.(1)	9,600	394,080
Stryker Corp.	16,850	964,157
Varian Medical Systems, Inc.(1)	6,000	331,980

		$2,066,597

Insurance — 2.0%

Aflac, Inc.	7,307	$396,697

		$396,697

Internet & Catalog Retail — 4.4%

Amazon.com, Inc.(1)	3,144	$426,735
Netflix, Inc.(1)	6,228	459,253

		$885,988

Internet Software & Services — 4.8%

Google, Inc., Class A(1)	1,693	$959,948

		$959,948

IT Services — 1.6%

Cognizant Technology Solutions Corp., Class A(1)	6,400	$326,272

		$326,272

Media — 3.1%

Omnicom Group, Inc.	16,333	$633,884

		$633,884

Pharmaceuticals — 6.3%

Teva Pharmaceutical Industries, Ltd. ADR	20,035	$1,263,808

		$1,263,808

See notes to financial statements

12

Focused Growth Portfolio as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Software — 3.6%

Activision Blizzard, Inc.	60,554	$730,281

		$730,281

Total Common Stocks
(identified cost $16,522,175)		$19,283,681

Total Investments — 95.9%
(identified cost $16,522,175)		$19,283,681

Other Assets, Less Liabilities — 4.1%		$829,626

Net Assets — 100.0%		$20,113,307

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

See notes to financial statements

13

Focused Growth Portfolio as of March 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2010

Assets

Investments, at value (identified cost, $16,522,175)	$19,283,681
Cash	844,158
Dividends receivable	20,127

Total assets	$20,147,966

Liabilities

Payable to affiliates:
Investment adviser fee	$10,164
Accrued expenses	24,495

Total liabilities	$34,659

Net Assets applicable to investors’ interest in Portfolio	$20,113,307

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$17,351,801
Net unrealized appreciation	2,761,506

Total	$20,113,307

Statement of Operations

For the Six Months Ended
March 31, 2010

Investment Income

Dividends (net of foreign taxes, $1,011)	$129,551

Total investment income	$129,551

Expenses

Investment adviser fee	$70,495
Trustees’ fees and expenses	592
Custodian fee	18,496
Legal and accounting services	13,196
Miscellaneous	2,057

Total expenses	$104,836

Deduct —
Reduction of custodian fee	$38
Allocation of expenses to affiliates	1,135

Total expense reductions	$1,173

Net expenses	$103,663

Net investment income	$25,888

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,107,276 (1)

Net realized gain	$2,107,276

Change in unrealized appreciation (depreciation) —
Investments	$(188,482)

Net change in unrealized appreciation (depreciation)	$(188,482)

Net realized and unrealized gain	$1,918,794

Net increase in net assets from operations	$1,944,682

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See notes to financial statements

14

Focused Growth Portfolio as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2010	Year Ended
in Net Assets	(Unaudited)	September 30, 2009

From operations —
Net investment income	$25,888	$174,624
Net realized gain (loss) from investment transactions	2,107,276 (1)	(2,713,296)
Net change in unrealized appreciation (depreciation) from investments	(188,482)	2,420,519

Net increase (decrease) in net assets from operations	$1,944,682	$(118,153)

Capital transactions —
Contributions	$2,633,579	$9,373,193
Withdrawals	(10,768,383)	(6,268,438)

Net increase (decrease) in net assets from capital transactions	$(8,134,804)	$3,104,755

Net increase (decrease) in net assets	$(6,190,122)	$2,986,602

Net Assets

At beginning of period	$26,303,429	$23,316,827

At end of period	$20,113,307	$26,303,429

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See notes to financial statements

15

Focused Growth Portfolio as of March 31, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended September 30,
	March 31, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.96	%(5)	0.92%	0.88%	0.86%	0.87%	0.83%
Net investment income	0.24	%(3)(5)	0.85%	0.44%	0.44%	0.48%	0.78%
Portfolio Turnover	73	%(4)	49%	50%	37%	46%	45%

Total Return	9.41	%(4)	(2.56)%	(16.90)%	18.25%	5.25%	9.53%

Net assets, end of period (000’s omitted)	$20,113		$26,303	$23,317	$26,467	$26,635	$31,167

(1)	The investment adviser waived a portion of its investment adviser fee (equal to 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Includes special dividends equal to 0.16% of average daily net assets.

(4)	Not annualized.

(5)	Annualized.

See notes to financial statements

16

Focused Growth Portfolio as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Focused Growth Portfolio (formerly, Large-Cap Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2010, Eaton Vance-Atlanta Capital Focused Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s

17

Focused Growth Portfolio as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2010, the investment adviser fee was 0.65% (annualized) of the Portfolio’s average daily net assets and amounted to $70,495. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2010, BMR waived $1,135 of its investment adviser fee. Atlanta Capital, in turn, waived $1,135 of its sub-advisory fee.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $15,654,770 and $24,348,931, respectively, for the six months ended March 31, 2010. Included in sales is $2,805,109 representing the value of securities delivered in payment of redemptions in-kind.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

18

Focused Growth Portfolio as of March 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Aggregate cost	$16,583,789

Gross unrealized appreciation	$2,947,669
Gross unrealized depreciation	(247,777)

Net unrealized appreciation	$2,699,892

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2010.

6   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$19,283,681	$—	$—	$19,283,681

Total Investments	$19,283,681	$—	$—	$19,283,681

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

7   Name Change

Effective November 16, 2009, the name of the Focused Growth Portfolio was changed from Large-Cap Portfolio.

19

Eaton Vance-Atlanta Capital Focused Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

20

Eaton Vance-Atlanta Capital Focused Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

21

Eaton Vance-Atlanta Capital Focused Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s and the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

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Eaton Vance-Atlanta Capital Focused Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance-Atlanta Capital Focused Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Focused Growth Portfolio

Officers
Duncan W. Richardson
President

Richard B. England
Vice President

Thomas E. Faust Jr.
Trustee and Vice President

Paul J. Marshall
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Focused Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Focused Growth Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Focused Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Focused Growth Fund
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1451-5/10	ALCGSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	May 13, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 13, 2010

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	May 13, 2010